UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

April 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares Barclays 0-5 Year TIPS Bond Fund  |  STIP  |  NYSE Arca

Fund Performance Overview

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Performance as of April 30, 2011

Cumulative Total Returns

Inception to 4/30/11

NAV	MARKET	INDEX
3.98%	4.14%	4.11%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 12/1/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/3/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Barclays 0-5 Year TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 1, 2010 (inception date of the Fund) through April 30, 2011, the total return for the Fund was 3.98%, while the total return for the Index was 4.11%.

PORTFOLIO ALLOCATION As of 4/30/11
Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	99.14%

Short-Term and Other Net Assets	0.86

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 4/30/11
Security	Percentage of Net Assets
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	10.10%

U.S. Treasury Inflation-Indexed Bonds, 3.00%, 07/15/12	10.10

U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	9.73

U.S. Treasury Inflation-Indexed Bonds, 2.00%, 07/15/14	9.18

U.S. Treasury Inflation-Indexed Bonds, 1.63%, 01/15/15	8.81

TOTAL	47.92%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 (commencement of operations) to April 30, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/10)	Ending Account Value (4/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (12/1/10 to 4/30/11)
Actual	$1,000.00	$1,039.80	0.20%	$0.84
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

a	Actual expenses for the Fund, which commenced operations on December 1, 2010, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (150 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

April 30, 2011

Security	Shares or Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.14%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$5,521,586	$5,693,722
0.50%, 04/15/15[a]	8,430,624	8,908,799
0.63%, 04/15/13	5,760,164	6,058,072
1.25%, 04/15/14	6,161,533	6,660,232
1.63%, 01/15/15	8,268,005	9,105,141
1.88%, 07/15/13	9,242,043	10,057,942
1.88%, 07/15/15	7,443,614	8,327,543
2.00%, 04/15/12	5,887,404	6,149,577
2.00%, 01/15/14	9,486,069	10,437,640
2.00%, 07/15/14	8,530,104	9,481,744
2.00%, 01/15/16	7,246,092	8,154,118
3.00%, 07/15/12	9,751,741	10,431,067
3.38%, 01/15/12[a]	2,840,766	2,971,264

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $100,674,264)		102,436,861

SHORT-TERM INVESTMENTS – 14.77%

MONEY MARKET FUNDS – 14.77%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.20%[b,c,d]	10,232,032	10,232,032
BlackRock Cash Funds: Prime,
SL Agency Shares
0.21%[b,c,d]	1,461,178	1,461,178
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.01%[b,c]	3,569,117	3,569,117

		15,262,327

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,262,327)		15,262,327

TOTAL INVESTMENTS IN SECURITIES – 113.91%
(Cost: $115,936,591)		117,699,188

Other Assets, Less Liabilities – (13.91)%		(14,370,755)

NET ASSETS – 100.00%		$103,328,433

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

April 30, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$100,674,264
Affiliated issuers (Note 2)	15,262,327

Total cost of investments	$115,936,591

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$102,436,861
Affiliated issuers (Note 2)	15,262,327

Total fair value of investments	117,699,188
Receivables:
Investment securities sold	3,999,987
Interest	401,682

Total Assets	122,100,857

LIABILITIES
Payables:
Investment securities purchased	7,063,520
Collateral for securities on loan (Note 5)	11,693,210
Investment advisory fees (Note 2)	15,694

Total Liabilities	18,772,424

NET ASSETS	$103,328,433

Net assets consist of:
Paid-in capital	$101,271,825
Undistributed net investment income	295,403
Accumulated net realized loss	(1,392)
Net unrealized appreciation	1,762,597

NET ASSETS	$103,328,433

Shares outstanding[b]	1,000,000

Net asset value per share	$103.33

[a]	Securities on loan with a value of $11,373,967. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Period from December 1, 2010 (commencement of operations) through April 30, 2011

NET INVESTMENT INCOME
Interest from unaffiliated issuers[a]	$676,166
Interest from affiliated issuers (Note 2)	127
Securities lending income from affiliated issuers (Note 2)	1,396

Total investment income	677,689

EXPENSES
Investment advisory fees (Note 2)	39,829

Total expenses	39,829

Net investment income	637,860

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,392)

Net realized loss	(1,392)

Net change in unrealized appreciation/depreciation	1,762,597

Net realized and unrealized gain	1,761,205

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,399,065

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Changes in Net Assets

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Period from December 1, 2010[a] to April 30, 2011 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$637,860
Net realized loss	(1,392)
Net change in unrealized appreciation/depreciation	1,762,597

Net increase in net assets resulting from operations	2,399,065

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(342,457)

Total distributions to shareholders	(342,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	101,271,825

Net increase in net assets from capital share transactions	101,271,825

INCREASE IN NET ASSETS	103,328,433

NET ASSETS
Beginning of period	–

End of period	$103,328,433

Undistributed net investment income included in net assets at end of period	$295,403

SHARES ISSUED
Shares sold	1,000,000

Net increase in shares outstanding	1,000,000

[a]	Commencement of operations.

See notes to financial statements.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

(For a share outstanding throughout the period)

Period from Dec. 1, 2010[a] to Apr. 30, 2011 (Unaudited)
Net asset value, beginning of period	$99.83

Income from investment operations:
Net investment income[b]	1.34
Net realized and unrealized gain[c]	2.63

Total from investment operations	3.97

Less distributions from:
Net investment income	(0.47)

Total distributions	(0.47)

Net asset value, end of period	$103.33

Total return	3.98%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,328
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	3.20%
Portfolio turnover rate[f]	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Barclays 0-5 Year TIPS Bond Fund (the “Fund”). The Fund commenced operations on December 1, 2010.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2011. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$–	$102,436,861	$–	$102,436,861
Short-Term Investments	15,262,327	–	–	15,262,327

	$15,262,327	$102,436,861	$–	$117,699,188

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. The inflation-protected public obligations held by the Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other Funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended April 30, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

The Fund reclassifies, at the end of its tax year, certain amounts between paid-in capital, accumulated net realized gain (loss) on investments, and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to amortization methods on fixed income securities and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of April 30, 2011, the cost of investments for federal income tax purposes was $115,939,093. Net unrealized appreciation was $1,760,095, which represented gross unrealized appreciation on securities.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Management has reviewed the tax positions as of April 30, 2011 and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of the cash collateral received for the loan of securities and any fees paid by borrowers. For the period ended April 30, 2011, BTC earned securities lending agent fees from the Fund of $752.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in Interest from affiliated issuers in the Statement of Operations.

As of April 30, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) were the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments in U.S. Government Obligations (excluding in-kind transactions and short-term investments) for the period ended April 30, 2011, aggregated $13,730,757 and $12,117,938, respectively.

In-kind purchases and sales (see Note 4) for the period ended April 30, 2011, aggregated $98,727,575 and $ -, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the Fund’s underlying index, and an amount of cash.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of April 30, 2011, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract with BlackRock Fund Advisors (“BFA”) (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 15-16, 2010, the Board approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A., formerly known as Barclays Global Investors, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between the other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”) and shareholder approval, as applicable.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, extent and quality of services to be provided by BFA – The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of services to be provided to the Fund by BFA, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Fund. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock at prior Board meetings that there would be no diminution in the scope of services required of or to be provided by BFA under the Advisory Contract for the Fund as compared to the scope of services historically provided by BFA to other iShares funds prior to the Transaction.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that BFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available.

The Board took into account prior discussions at Board meetings held during 2009 and 2010, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract were appropriate and supported the Board’s selection of BFA as investment adviser to the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	17

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Fund expenses – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Groups”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to the one tracked by the Fund, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rate and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Groups.

Based on this review, the Board concluded that the investment advisory fee and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Contract.

Costs of services to be provided to the Fund and profits to be realized by BFA and affiliates – The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Contract’s initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of scale – The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted that possible future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structuring with declining breakpoints where the initial fee was higher. The Board also considered BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, and that recently expenses had grown at a pace similar to the growth in revenue. The Board noted representations from BFA and BlackRock at prior Board meetings of other iShares funds that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted that as yet the Transaction had not created significant opportunities for additional economies of scale.

Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fee reflects the sharing of potential economies of scale with the Fund shareholders.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates – The Board considered certain information regarding the Fund’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/ management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”).

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

The Board noted that directly comparative investment advisory/management fee information was not available for the Fund, as BFA and BTC do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract, is fair and reasonable.

Other benefits to BFA and/or its affiliates – Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Supplemental Information (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Period-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Period-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.43825	$–	$0.03028	$0.46853	94%	–%	6%	100%

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending

June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-101-0411

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: June 20, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: June 20, 2011